Assets Held For Sale and Sales of Real Estate Assets (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2015 USD ($)	Dec. 28, 2014 USD ($)	Dec. 29, 2013 USD ($)
Assets held for sale	[1]	$ 206,422	$ 5,645
Impairment of Long-Lived Assets to be Disposed of		7,000	$ 4,000
Number of properties sold			3
Proceeds from sales of real estate		4,930	$ 49,870	$ 10,739
Gain (Loss) on Sale of Properties		(1,000)	$ 1,000
Assets Held for Sale, Number of Properties Sold			2
LA Times Square North Block [Member]
Real Estate Held-for-sale		41,000
Tribune Tower [Member]
Real Estate Held-for-sale		107,000
Olympic Plant [Member]
Real Estate Held-for-sale		$ 58,000
Baltimore Property [Member]
Proceeds from sales of real estate			$ 45,000
Gain (Loss) on Sale of Properties			21,000
Idle Properties [Member]
Proceeds from sales of real estate			$ 5,000

[1]	(6)See Note 7 for information regarding assets held for sale.